Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions.
Summary of movement in provisions

			Unwinding
			of discount
			and change
		Additions/	in discount
In € thousand	01/01/2021	Reversals	rate	12/31/2021
Asset retirement obligations	175	54	4	233
Post-employment benefits (see note 25)	193	(109)	—	84
Record retention obligations	43	13	—	56
Total non-current provisions	411	(42)	4	373
Year-end audit	—	1,067	—	1,067
Severance payments	80	539	—	619
Other	—	736	—	736
Total current provisions	80	2,342	—	2,422